Warrant Liability - Summary of Share Purchase Warrants Outstanding and Exercisable (Details)	12 Months Ended
	Dec. 31, 2019 $ / shares shares
March 2015 Series A Warrants [Member]
Statement Line Items [Line Items]
Number of equivalent shares | shares	28,144	[1]
Market value per share price	$ 0.91	[1]
Weighted average exercise price	$ 1.07	[1]
Risk-free annual interest rate	1.58%	[1],[2]
Expected volatility	53.18%	[1],[3]
Expected life	2 months 8 days	[1],[4]
Expected dividend yield	0.00%	[1],[5]
December 2015 Warrants [Member]
Statement Line Items [Line Items]
Number of equivalent shares | shares	2,331,000
Market value per share price	$ 0.91
Weighted average exercise price	$ 7.10
Risk-free annual interest rate	1.58%	[2]
Expected volatility	78.30%	[3]
Expected life	11 months 15 days	[4]
Expected dividend yield	0.00%	[5]
November 2016 Warrants [Member]
Statement Line Items [Line Items]
Number of equivalent shares | shares	945,000	[6]
Market value per share price	$ 0.91	[6]
Weighted average exercise price	$ 4.70	[6]
Risk-free annual interest rate	1.58%	[2],[6]
Expected volatility	75.89%	[3],[6]
Expected life	3 months 29 days	[4],[6]
Expected dividend yield	0.00%	[5],[6]
September 2019 Warrants [Member]
Statement Line Items [Line Items]
Number of equivalent shares | shares	3,325,000	[7]
Market value per share price	$ 0.91	[7]
Weighted average exercise price	$ 1.65	[7]
Risk-free annual interest rate	1.67%	[2],[7]
Expected volatility	117.60%	[3],[7]
Expected life	4 years 8 months 23 days	[4],[7]
Expected dividend yield	0.00%	[5],[7]

[1]	For the March 2015 Series A Warrants, the inputs and assumptions applied to the Black-Scholes option pricing model have been further adjusted to take into consideration the value attributed to certain anti-dilution provisions. Specifically, the weighted average exercise price is subject to adjustment (note 19).
[2]	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the warrants.
[3]	Based on the historical volatility of the Company's stock price over the most recent period consistent with the expected life of the warrants, as well as on future expectations.
[4]	Based upon time to expiry from the reporting period date.
[5]	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.
[6]	For the November 2016 Warrants, the Company reduced the fair value of these warrants to take into consideration the fair value of the $10 call option, which was also calculated using the Black-Scholes pricing model. (note 19).
[7]	For the September 2019 Warrants, the Company, used the Black-Scholes pricing model to fair value the warrants and allocated the gross proceeds. The remaining gross proceeds were allocated to share capital (note 19)